FINANCIAL INSTRUMENTS - Schedule of Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 1,285	$ 17,617
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,029)	(3,281)
Net amount	256	14,336
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	36,167	8,753
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,029)	(3,281)
Net amount	$ 35,138	$ 5,472